Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS MONEY MARKET TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	dmmt_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

DWS Money Market Trust

Cash Management Fund

Cash Reserves Fund Institutional

Deutsche Money Market Series

Cash Reserve Fund, Inc.

Prime Series

________________________________________________________________________________________________

Effective on or about May 2, 2016, the Fund will operate as a government money market fund under the amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, that were adopted in July 2014 with final compliance dates ranging between July 2015 and October 2016. As currently structured, on the final compliance date for the Rule 2a-7 amendments, the Fund would be required to implement a floating net asset value and would be allowed, and in certain situations, required, to implement liquidity fees and/or redemption gates. As a government money market fund, the Fund will continue to seek to maintain a stable $1.00 net asset value (although the Fund will seek to maintain a $1.00 net asset value, there is no guarantee that it will be able to do so and if the net asset value falls below $1.00, you would lose money) and the Fund will not be required to implement liquidity fees and/or redemption gates. As a government money market fund, the Fund will invest at least 99.5% of the Fund’s total assets in cash, US government securities, and/or repurchase agreements that are collateralized by these same securities.

In order for the Fund to operate as a government money market fund, shareholders approved revisions to the Fund’s fundamental investment policy relating to concentration (the “Concentration Policy”) such that the Fund would no longer be required to invest more than 25% of its total assets in obligations of banks and other financial institutions. If not revised, the current Concentration Policy would have precluded the Fund from operating as a government money market fund. The Fund is a “feeder” fund that pursues its investment objective by investing substantially all of its assets in a “master portfolio,” the Cash Management Portfolio (the “Portfolio”), under a master-feeder structure. The Portfolio invests directly in securities and other instruments and the Fund has the same investment objective and policies as the Portfolio. Effective on or about May 2, 2016, the Portfolio will also operate as a government money market fund.

In addition to the revised Concentration Policy, the following changes to the Fund for it to operate as a government money market fund will also take effect on May 2, 2016:

(i)	A revised investment objective, as follows:

“The fund seeks maximum current income to the extent consistent with stability of principal.”

(ii)	The adoption of a principal investment strategy to invest at least 99.5% of the Fund’s total assets in cash, US government securities, and/or repurchase agreements that are collateralized by these same securities.
(iii)	Name changes as follows:
Current Name	New Name
Cash Management Portfolio	Government Cash Management Portfolio
Cash Reserve Fund, Inc.	Cash Reserve Fund, Inc. (No Change)
Prime Series:	Deutsche Government Series:
Cash Reserve Prime Shares	Cash Reserve Government Shares
Cash Reserve Prime Institutional Shares	Cash Reserve Government Institutional Shares
DWS Money Market Trust:	Deutsche Money Market Trust:
Cash Management Fund	Deutsche Government Cash Management Fund
Cash Reserves Fund Institutional	Deutsche Government Cash Reserves Fund Institutional
Deutsche Money Market Series	Deutsche Government Money Market Series
(iv)	The adoption of a principal investment strategy to invest at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and/or repurchase agreements that are collateralized by US government securities.
(v)	A reduction in the management fee rate paid by the Portfolio to Deutsche Investment Management Americas Inc. (“DIMA”), the investment advisor to the Fund and the Portfolio. Pursuant to the master-feeder structure noted above, DIMA receives a management fee from the Portfolio. The revised management fee rate schedule is set forth below:

Current Management Fee Rate Schedule		Revised Management Fee Rate Schedule
Average Daily Assets	Management Fee Rate	Average Daily Assets	Management Fee Rate
First $3 Billion	0.1500%	First $3 Billion	0.1200%
Next $4.5 Billion	0.1325%	Next $4.5 Billion	0.1025%
Over $7.5 Billion	0.1200%	Over $7.5 Billion	0.0900%

All the Funds, except for Deutsche Money Market Series, have a management fee rate of 0%. Deutsche Money Market Series has a management fee rate of 0% so long as the Fund invests in the Portfolio under a master-feeder structure. If Deutsche Money Market Series were to no longer invest in the Portfolio after May 2, 2016, the Fund management fee rate would be revised as follows:

Current Management Fee Rate Schedule		Revised Management Fee Rate Schedule
Average Daily Assets	Management Fee Rate	Average Daily Assets	Management Fee Rate
First $1.5 Billion	0.1650%	First $3 Billion	0.1200%
Next $1.75 Billion	0.1500%	Next $4.5 Billion	0.1025%
Next $1.75 Billion	0.1350%	Over $7.5 Billion	0.0900%
Over $5 Billion	0.1200

To ensure an orderly transition to a government money market fund, DIMA anticipates that it will begin to gradually implement changes to the Portfolio beginning in the first quarter of 2016. As a result, it is expected that the Portfolio gradually will allocate a larger percentage of its assets to government securities over time until it reaches its new allocation on or about May 2, 2016. Because the yields on government securities generally may be expected to be lower than the yields on comparable non-government securities, it should be expected that the Fund's yield may decrease as more assets are invested in government securities.
DWS MONEY MARKET TRUST | Cash Management Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dmmt_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

DWS Money Market Trust

Cash Management Fund

________________________________________________________________________________________________

Effective on or about May 2, 2016, the Fund will operate as a government money market fund under the amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, that were adopted in July 2014 with final compliance dates ranging between July 2015 and October 2016. As currently structured, on the final compliance date for the Rule 2a-7 amendments, the Fund would be required to implement a floating net asset value and would be allowed, and in certain situations, required, to implement liquidity fees and/or redemption gates. As a government money market fund, the Fund will continue to seek to maintain a stable $1.00 net asset value (although the Fund will seek to maintain a $1.00 net asset value, there is no guarantee that it will be able to do so and if the net asset value falls below $1.00, you would lose money) and the Fund will not be required to implement liquidity fees and/or redemption gates. As a government money market fund, the Fund will invest at least 99.5% of the Fund’s total assets in cash, US government securities, and/or repurchase agreements that are collateralized by these same securities.

In order for the Fund to operate as a government money market fund, shareholders approved revisions to the Fund’s fundamental investment policy relating to concentration (the “Concentration Policy”) such that the Fund would no longer be required to invest more than 25% of its total assets in obligations of banks and other financial institutions. If not revised, the current Concentration Policy would have precluded the Fund from operating as a government money market fund. The Fund is a “feeder” fund that pursues its investment objective by investing substantially all of its assets in a “master portfolio,” the Cash Management Portfolio (the “Portfolio”), under a master-feeder structure. The Portfolio invests directly in securities and other instruments and the Fund has the same investment objective and policies as the Portfolio. Effective on or about May 2, 2016, the Portfolio will also operate as a government money market fund.

In addition to the revised Concentration Policy, the following changes to the Fund for it to operate as a government money market fund will also take effect on May 2, 2016:

(i)	A revised investment objective, as follows:

“The fund seeks maximum current income to the extent consistent with stability of principal.”

(ii)	The adoption of a principal investment strategy to invest at least 99.5% of the Fund’s total assets in cash, US government securities, and/or repurchase agreements that are collateralized by these same securities.
(iii)	Name changes as follows:
Current Name	New Name
Cash Management Portfolio	Government Cash Management Portfolio
DWS Money Market Trust:	Deutsche Money Market Trust:
Cash Management Fund	Deutsche Government Cash Management Fund
(iv)	The adoption of a principal investment strategy to invest at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and/or repurchase agreements that are collateralized by US government securities.
(v)	A reduction in the management fee rate paid by the Portfolio to Deutsche Investment Management Americas Inc. (“DIMA”), the investment advisor to the Fund and the Portfolio. Pursuant to the master-feeder structure noted above, DIMA receives a management fee from the Portfolio. The revised management fee rate schedule is set forth below:

Current Management Fee Rate Schedule		Revised Management Fee Rate Schedule
Average Daily Assets	Management Fee Rate	Average Daily Assets	Management Fee Rate
First $3 Billion	0.1500%	First $3 Billion	0.1200%
Next $4.5 Billion	0.1325%	Next $4.5 Billion	0.1025%
Over $7.5 Billion	0.1200%	Over $7.5 Billion	0.0900%

All the Funds, except for Deutsche Money Market Series, have a management fee rate of 0%. Deutsche Money Market Series has a management fee rate of 0% so long as the Fund invests in the Portfolio under a master-feeder structure. If Deutsche Money Market Series were to no longer invest in the Portfolio after May 2, 2016, the Fund management fee rate would be revised as follows:

Current Management Fee Rate Schedule		Revised Management Fee Rate Schedule
Average Daily Assets	Management Fee Rate	Average Daily Assets	Management Fee Rate
First $1.5 Billion	0.1650%	First $3 Billion	0.1200%
Next $1.75 Billion	0.1500%	Next $4.5 Billion	0.1025%
Next $1.75 Billion	0.1350%	Over $7.5 Billion	0.0900%
Over $5 Billion	0.1200

To ensure an orderly transition to a government money market fund, DIMA anticipates that it will begin to gradually implement changes to the Portfolio beginning in the first quarter of 2016. As a result, it is expected that the Portfolio gradually will allocate a larger percentage of its assets to government securities over time until it reaches its new allocation on or about May 2, 2016. Because the yields on government securities generally may be expected to be lower than the yields on comparable non-government securities, it should be expected that the Fund's yield may decrease as more assets are invested in government securities.
DWS MONEY MARKET TRUST | Cash Reserves Fund Institutional
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dmmt_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

DWS Money Market Trust

Cash Reserves Fund Institutional

________________________________________________________________________________________________

Effective on or about May 2, 2016, the Fund will operate as a government money market fund under the amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, that were adopted in July 2014 with final compliance dates ranging between July 2015 and October 2016. As currently structured, on the final compliance date for the Rule 2a-7 amendments, the Fund would be required to implement a floating net asset value and would be allowed, and in certain situations, required, to implement liquidity fees and/or redemption gates. As a government money market fund, the Fund will continue to seek to maintain a stable $1.00 net asset value (although the Fund will seek to maintain a $1.00 net asset value, there is no guarantee that it will be able to do so and if the net asset value falls below $1.00, you would lose money) and the Fund will not be required to implement liquidity fees and/or redemption gates. As a government money market fund, the Fund will invest at least 99.5% of the Fund’s total assets in cash, US government securities, and/or repurchase agreements that are collateralized by these same securities.

In order for the Fund to operate as a government money market fund, shareholders approved revisions to the Fund’s fundamental investment policy relating to concentration (the “Concentration Policy”) such that the Fund would no longer be required to invest more than 25% of its total assets in obligations of banks and other financial institutions. If not revised, the current Concentration Policy would have precluded the Fund from operating as a government money market fund. The Fund is a “feeder” fund that pursues its investment objective by investing substantially all of its assets in a “master portfolio,” the Cash Management Portfolio (the “Portfolio”), under a master-feeder structure. The Portfolio invests directly in securities and other instruments and the Fund has the same investment objective and policies as the Portfolio. Effective on or about May 2, 2016, the Portfolio will also operate as a government money market fund.

In addition to the revised Concentration Policy, the following changes to the Fund for it to operate as a government money market fund will also take effect on May 2, 2016:

(i)	A revised investment objective, as follows:

“The fund seeks maximum current income to the extent consistent with stability of principal.”

(ii)	The adoption of a principal investment strategy to invest at least 99.5% of the Fund’s total assets in cash, US government securities, and/or repurchase agreements that are collateralized by these same securities.
(iii)	Name changes as follows:
Current Name	New Name
Cash Management Portfolio	Government Cash Management Portfolio
DWS Money Market Trust:	Deutsche Money Market Trust:
Cash Reserves Fund Institutional	Deutsche Government Cash Reserves Fund Institutional
(iv)	The adoption of a principal investment strategy to invest at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and/or repurchase agreements that are collateralized by US government securities.
(v)	A reduction in the management fee rate paid by the Portfolio to Deutsche Investment Management Americas Inc. (“DIMA”), the investment advisor to the Fund and the Portfolio. Pursuant to the master-feeder structure noted above, DIMA receives a management fee from the Portfolio. The revised management fee rate schedule is set forth below:

Current Management Fee Rate Schedule		Revised Management Fee Rate Schedule
Average Daily Assets	Management Fee Rate	Average Daily Assets	Management Fee Rate
First $3 Billion	0.1500%	First $3 Billion	0.1200%
Next $4.5 Billion	0.1325%	Next $4.5 Billion	0.1025%
Over $7.5 Billion	0.1200%	Over $7.5 Billion	0.0900%

All the Funds, except for Deutsche Money Market Series, have a management fee rate of 0%. Deutsche Money Market Series has a management fee rate of 0% so long as the Fund invests in the Portfolio under a master-feeder structure. If Deutsche Money Market Series were to no longer invest in the Portfolio after May 2, 2016, the Fund management fee rate would be revised as follows:

Current Management Fee Rate Schedule		Revised Management Fee Rate Schedule
Average Daily Assets	Management Fee Rate	Average Daily Assets	Management Fee Rate
First $1.5 Billion	0.1650%	First $3 Billion	0.1200%
Next $1.75 Billion	0.1500%	Next $4.5 Billion	0.1025%
Next $1.75 Billion	0.1350%	Over $7.5 Billion	0.0900%
Over $5 Billion	0.1200

To ensure an orderly transition to a government money market fund, DIMA anticipates that it will begin to gradually implement changes to the Portfolio beginning in the first quarter of 2016. As a result, it is expected that the Portfolio gradually will allocate a larger percentage of its assets to government securities over time until it reaches its new allocation on or about May 2, 2016. Because the yields on government securities generally may be expected to be lower than the yields on comparable non-government securities, it should be expected that the Fund's yield may decrease as more assets are invested in government securities.
DWS MONEY MARKET TRUST | Deutsche Money Market Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dmmt_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

DWS Money Market Trust

Deutsche Money Market Series

________________________________________________________________________________________________

Effective on or about May 2, 2016, the Fund will operate as a government money market fund under the amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, that were adopted in July 2014 with final compliance dates ranging between July 2015 and October 2016. As currently structured, on the final compliance date for the Rule 2a-7 amendments, the Fund would be required to implement a floating net asset value and would be allowed, and in certain situations, required, to implement liquidity fees and/or redemption gates. As a government money market fund, the Fund will continue to seek to maintain a stable $1.00 net asset value (although the Fund will seek to maintain a $1.00 net asset value, there is no guarantee that it will be able to do so and if the net asset value falls below $1.00, you would lose money) and the Fund will not be required to implement liquidity fees and/or redemption gates. As a government money market fund, the Fund will invest at least 99.5% of the Fund’s total assets in cash, US government securities, and/or repurchase agreements that are collateralized by these same securities.

In order for the Fund to operate as a government money market fund, shareholders approved revisions to the Fund’s fundamental investment policy relating to concentration (the “Concentration Policy”) such that the Fund would no longer be required to invest more than 25% of its total assets in obligations of banks and other financial institutions. If not revised, the current Concentration Policy would have precluded the Fund from operating as a government money market fund. The Fund is a “feeder” fund that pursues its investment objective by investing substantially all of its assets in a “master portfolio,” the Cash Management Portfolio (the “Portfolio”), under a master-feeder structure. The Portfolio invests directly in securities and other instruments and the Fund has the same investment objective and policies as the Portfolio. Effective on or about May 2, 2016, the Portfolio will also operate as a government money market fund.

In addition to the revised Concentration Policy, the following changes to the Fund for it to operate as a government money market fund will also take effect on May 2, 2016:

(i)	A revised investment objective, as follows:

“The fund seeks maximum current income to the extent consistent with stability of principal.”

(ii)	The adoption of a principal investment strategy to invest at least 99.5% of the Fund’s total assets in cash, US government securities, and/or repurchase agreements that are collateralized by these same securities.
(iii)	Name changes as follows:
Current Name	New Name
Cash Management Portfolio	Government Cash Management Portfolio
DWS Money Market Trust:	Deutsche Money Market Trust:
Deutsche Money Market Series	Deutsche Government Money Market Series
(iv)	The adoption of a principal investment strategy to invest at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and/or repurchase agreements that are collateralized by US government securities.
(v)	A reduction in the management fee rate paid by the Portfolio to Deutsche Investment Management Americas Inc. (“DIMA”), the investment advisor to the Fund and the Portfolio. Pursuant to the master-feeder structure noted above, DIMA receives a management fee from the Portfolio. The revised management fee rate schedule is set forth below:

Current Management Fee Rate Schedule		Revised Management Fee Rate Schedule
Average Daily Assets	Management Fee Rate	Average Daily Assets	Management Fee Rate
First $3 Billion	0.1500%	First $3 Billion	0.1200%
Next $4.5 Billion	0.1325%	Next $4.5 Billion	0.1025%
Over $7.5 Billion	0.1200%	Over $7.5 Billion	0.0900%

All the Funds, except for Deutsche Money Market Series, have a management fee rate of 0%. Deutsche Money Market Series has a management fee rate of 0% so long as the Fund invests in the Portfolio under a master-feeder structure. If Deutsche Money Market Series were to no longer invest in the Portfolio after May 2, 2016, the Fund management fee rate would be revised as follows:

Current Management Fee Rate Schedule		Revised Management Fee Rate Schedule
Average Daily Assets	Management Fee Rate	Average Daily Assets	Management Fee Rate
First $1.5 Billion	0.1650%	First $3 Billion	0.1200%
Next $1.75 Billion	0.1500%	Next $4.5 Billion	0.1025%
Next $1.75 Billion	0.1350%	Over $7.5 Billion	0.0900%
Over $5 Billion	0.1200

To ensure an orderly transition to a government money market fund, DIMA anticipates that it will begin to gradually implement changes to the Portfolio beginning in the first quarter of 2016. As a result, it is expected that the Portfolio gradually will allocate a larger percentage of its assets to government securities over time until it reaches its new allocation on or about May 2, 2016. Because the yields on government securities generally may be expected to be lower than the yields on comparable non-government securities, it should be expected that the Fund's yield may decrease as more assets are invested in government securities.
CASH RESERVE FUND INC | Prime Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dmmt_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Cash Reserve Fund, Inc.

Prime Series

________________________________________________________________________________________________

Effective on or about May 2, 2016, the Fund will operate as a government money market fund under the amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, that were adopted in July 2014 with final compliance dates ranging between July 2015 and October 2016. As currently structured, on the final compliance date for the Rule 2a-7 amendments, the Fund would be required to implement a floating net asset value and would be allowed, and in certain situations, required, to implement liquidity fees and/or redemption gates. As a government money market fund, the Fund will continue to seek to maintain a stable $1.00 net asset value (although the Fund will seek to maintain a $1.00 net asset value, there is no guarantee that it will be able to do so and if the net asset value falls below $1.00, you would lose money) and the Fund will not be required to implement liquidity fees and/or redemption gates. As a government money market fund, the Fund will invest at least 99.5% of the Fund’s total assets in cash, US government securities, and/or repurchase agreements that are collateralized by these same securities.

In order for the Fund to operate as a government money market fund, shareholders approved revisions to the Fund’s fundamental investment policy relating to concentration (the “Concentration Policy”) such that the Fund would no longer be required to invest more than 25% of its total assets in obligations of banks and other financial institutions. If not revised, the current Concentration Policy would have precluded the Fund from operating as a government money market fund. The Fund is a “feeder” fund that pursues its investment objective by investing substantially all of its assets in a “master portfolio,” the Cash Management Portfolio (the “Portfolio”), under a master-feeder structure. The Portfolio invests directly in securities and other instruments and the Fund has the same investment objective and policies as the Portfolio. Effective on or about May 2, 2016, the Portfolio will also operate as a government money market fund.

In addition to the revised Concentration Policy, the following changes to the Fund for it to operate as a government money market fund will also take effect on May 2, 2016:

(i)	A revised investment objective, as follows:

“The fund seeks maximum current income to the extent consistent with stability of principal.”

(ii)	The adoption of a principal investment strategy to invest at least 99.5% of the Fund’s total assets in cash, US government securities, and/or repurchase agreements that are collateralized by these same securities.
(iii)	Name changes as follows:
Current Name	New Name
Cash Management Portfolio	Government Cash Management Portfolio
Cash Reserve Fund, Inc.	Cash Reserve Fund, Inc. (No Change)
Prime Series:	Deutsche Government Series:
Cash Reserve Prime Shares	Cash Reserve Government Shares
Cash Reserve Prime Institutional Shares	Cash Reserve Government Institutional Shares
(iv)	The adoption of a principal investment strategy to invest at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and/or repurchase agreements that are collateralized by US government securities.
(v)	A reduction in the management fee rate paid by the Portfolio to Deutsche Investment Management Americas Inc. (“DIMA”), the investment advisor to the Fund and the Portfolio. Pursuant to the master-feeder structure noted above, DIMA receives a management fee from the Portfolio. The revised management fee rate schedule is set forth below:

Current Management Fee Rate Schedule		Revised Management Fee Rate Schedule
Average Daily Assets	Management Fee Rate	Average Daily Assets	Management Fee Rate
First $3 Billion	0.1500%	First $3 Billion	0.1200%
Next $4.5 Billion	0.1325%	Next $4.5 Billion	0.1025%
Over $7.5 Billion	0.1200%	Over $7.5 Billion	0.0900%

All the Funds, except for Deutsche Money Market Series, have a management fee rate of 0%. Deutsche Money Market Series has a management fee rate of 0% so long as the Fund invests in the Portfolio under a master-feeder structure. If Deutsche Money Market Series were to no longer invest in the Portfolio after May 2, 2016, the Fund management fee rate would be revised as follows:

Current Management Fee Rate Schedule		Revised Management Fee Rate Schedule
Average Daily Assets	Management Fee Rate	Average Daily Assets	Management Fee Rate
First $1.5 Billion	0.1650%	First $3 Billion	0.1200%
Next $1.75 Billion	0.1500%	Next $4.5 Billion	0.1025%
Next $1.75 Billion	0.1350%	Over $7.5 Billion	0.0900%
Over $5 Billion	0.1200

To ensure an orderly transition to a government money market fund, DIMA anticipates that it will begin to gradually implement changes to the Portfolio beginning in the first quarter of 2016. As a result, it is expected that the Portfolio gradually will allocate a larger percentage of its assets to government securities over time until it reaches its new allocation on or about May 2, 2016. Because the yields on government securities generally may be expected to be lower than the yields on comparable non-government securities, it should be expected that the Fund's yield may decrease as more assets are invested in government securities.